Retirement Benefit Plans - Maturity Analysis of Undiscounted Benefit Payments (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 TWD ($)
Disclosure Of Defined Benefit Plans [Abstract]
2020	$ 2,956
2021	7,261
2022	11,007
2023	12,756
2024 and thereafter	42,686
Total	$ 76,666